Oil and Gas Investments (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 15, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Oil and Gas Investments (Details) [Line Items]
Payments to Acquire Oil and Gas Property		$ 0	$ 60,000,000	$ 0
Business Combination, Contingent Consideration, Liability			4,743,752
Notes Payable, Other Payables [Member]
Oil and Gas Investments (Details) [Line Items]
Debt Instrument, Face Amount			97,500,000
Sanish Field Located in Mountrail County, North Dakota [Member]
Oil and Gas Investments (Details) [Line Items]
Oil Wells Purchase Agreement, Purchase Price Description	(i) $60 million in cash, subject to customary adjustments, (ii) an aggregate of $2 million, payable in equal amounts on December 31, 2016 and December 31, 2017, (iii) a promissory note in the amount of $97.5 million payable to Sellers (the “Seller Note”) and (iv) a contingent payment of up to $95 million. The contingent payment will provide for a sharing between The Partnership and Sellers to the extent the NYMEX current five-year strip oil price for WTI at December 31, 2017 is above $56.61 (with a maximum of $89.00) per barrel. The contingent payment will be calculated as follows: if on December 31, 2017 the average of the monthly NYMEX:CL strip prices for future contracts during the delivery period beginning December 31, 2017 and ending December 31, 2022 (the “Measurement Date Average Price”) is greater than $56.61, then the Sellers will be entitled to a contingent payment equal to (a) (i) the lesser of (A) the Measurement Date Average Price and (B) $89.00, minus (ii) $56.61, multiplied by (b) 586,601 Bbls per year for each of the five years from 2018 through 2022 represented by the contracts for the entire acquisition. The contingent consideration is capped at $95 million and is to be paid on January 1, 2018. In addition, the First Amendment provides that so long as the Partnership is not in default under the Seller Note, in lieu of the Partnership’s obligation to pay the contingent payment, the Partnership has the one-time right (exercisable between June 15, 2016 through June 30, 2016) to elect to pay Sellers $5 million in full satisfaction of the contingent payment by paying to Sellers $5 million at the time of election or by increasing the amount of the Seller Note by $5 million.
Payments to Acquire Oil and Gas Property	$ 60,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	95,000,000
Business Combination, Consideration Transferred, Liabilities Incurred	94,100,000
Business Combination, Contingent Consideration, Liability	4,700,000		$ 4,743,752
Business Combination, Deferred Purchase Price Payments	1,700,000
Goodwill	0
Business Combination, Bargain Purchase, Gain Recognized, Amount	0
Acquisition Costs, Period Cost	313,366
Sanish Field Located in Mountrail County, North Dakota [Member] | Equal Amounts Payable on December 31, 2016 and 2017 [Member]
Oil and Gas Investments (Details) [Line Items]
Debt Instrument, Face Amount	2,000,000
Sanish Field Located in Mountrail County, North Dakota [Member] | Seller Note [Member] | Notes Payable, Other Payables [Member]
Oil and Gas Investments (Details) [Line Items]
Debt Instrument, Face Amount	$ 97,500,000